Material accounting policies	12 Months Ended
Dec. 31, 2025
Material accounting policies [Abstract]
Material accounting policies
2.
Material accounting policies
A.
Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards
(IFRS) as issued by the International Accounting Standards Board (IASB).
These consolidated financial statements were authorized for issuance by the Company’s board of directors on February 12,
2026.
B.
Basis of presentation
These consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. All financial information is presented in Canadian dollars, unless otherwise noted. Amounts presented in tabular format have been rounded to the nearest thousand except per share amounts and where otherwise noted. Amounts presented in text have been rounded to the nearest thousand but presented in whole dollars.
The consolidated financial statements have been prepared on the historical cost basis except for the following material items which are measured on an alternative basis at each reporting date:
Derivative financial instruments Fair value through profit or loss (FVTPL)
Equity investments Fair value through other comprehensive income
(FVOCI)
Liabilities for cash-settled share-based payment arrangements FVTPL
Net defined benefit liability Fair value of plan assets less the present value of the defined benefit obligation
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses. Actual results may vary from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 5.
This summary of material accounting policies is a description of the accounting methods and practices that have been used in the preparation of these consolidated financial statements and is presented to assist the reader in interpreting the statements contained herein. These accounting policies have been applied consistently to all entities within the consolidated group.
C.
Consolidation principles
i.
Business combinations
The acquisition method of accounting is used to account for the acquisition of subsidiaries by the Company. The Company measures goodwill at the acquisition date as the fair value of the consideration transferred, including the recognized amount of any non-controlling interests in the acquiree, less the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed, all measured as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in earnings. In a business combination achieved in stages, the acquisition date fair value of the
Company’s previously held equity interest in the acquiree is also considered in computing goodwill.
Consideration transferred includes the fair values of the assets transferred, liabilities incurred and equity interests issued by the Company. Consideration also includes the fair value of any contingent consideration and share-based compensation awards that are replaced mandatorily in a business combination.
The Company elects on a transaction-by-transaction basis whether to measure any non-controlling interest at fair value, or at their proportionate share of the recognized amount of the identifiable net assets of the acquiree, at the acquisition date.
Acquisition-related costs are expensed as incurred, except for those costs related to the issue of debt or equity instruments.
ii.
Subsidiaries
The consolidated financial statements include the accounts of Cameco and its subsidiaries. Subsidiaries are entities over which the Company has control. Subsidiaries are fully consolidated from the date on which control is acquired by the Company and are deconsolidated from the date that control ceases.
iii.
Joint arrangements
A joint arrangement can take the form of a joint operation or joint venture. All joint arrangements involve a contractual arrangement that establishes joint control.
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. A joint operation may or may not be structured through a separate vehicle. These arrangements involve joint control of one or more of the assets acquired or contributed for the purpose of the joint operation. The consolidated financial statements of the Company include its share of the assets in such joint operations, together with its share of the liabilities, revenues and expenses arising jointly or otherwise from those operations. All such amounts are measured in accordance with the terms of each arrangement.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint venture is always structured through a separate vehicle. It operates in the same way as other entities, controlling the assets of the joint venture, earning its own revenue and incurring its own liabilities and expenses.
Interests in joint ventures are accounted for using the equity method of accounting, whereby the Company’s proportionate interest in the assets, liabilities, revenues and expenses of jointly controlled entities are recognized on a single line in the consolidated statements of financial position and consolidated statements of earnings. The share of joint ventures results is recognized in the Company’s consolidated financial statements from the date that joint control commences until the date at which it ceases.
When acquiring an additional interest in a joint arrangement, previously held interests are not remeasured at fair value. In an acquisition of an asset or group of assets that does not constitute a business, the directly attributable transaction costs are included in the cost of the asset or group of assets.
iv.
Investments in equity-accounted investees
Cameco’s investments in equity-accounted investees include investments in joint ventures and an associate.
Associates are those entities over which the Company has significant influence, but not control or joint control, over the financial and operating policies. Significant influence is presumed to exist when the Company holds between 20% and 50% of the voting power of another entity
but can also arise where the Company holds less than 20% if it has the power to be actively involved and influential in policy decisions affecting the entity. A joint venture is an arrangement in which the Company has joint control, whereby it has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Investments in the joint ventures and associate are accounted for using the equity method. The equity method involves the recording of the initial investment at cost and the subsequent adjusting of the carrying value of the investment for Cameco’s proportionate share of the earnings or loss and OCI and any other changes in the associates’ net assets, such as dividends.
The cost of the investment includes transaction costs.
Adjustments are made to align the accounting policies of the joint ventures and associate with those of the Company before applying the equity method. When the Company’s share of losses exceeds its interest in an equity-accounted investee, the carrying amount of that interest is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. If the associate subsequently reports profits, Cameco resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.
v.
Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with its equity-
accounted investees JV Inkai and Westinghouse are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same manner as unrealized gains, but only to the extent that there is no evidence of impairment.
D.
Foreign currency translation
Items included in the financial statements of each of Cameco’s subsidiaries, associates and joint arrangements are measured using their functional currency, which is the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Canadian dollars, which is Cameco’s functional and presentation currency.
i.
Foreign currency transactions
Foreign currency transactions are translated into the respective functional currency of the Company and its entities using the average monthly exchange rates prevailing at the date of the transactions. At the reporting date, monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at that date. Non-
monetary items that are measured in terms of historical cost in a foreign currency are translated using the average monthly exchange rate at the date of the transaction. The applicable exchange gains and losses arising on these transactions are reflected in earnings with the exception of foreign exchange gains or losses on provisions for decommissioning and reclamation activities that are in a foreign currency, which are capitalized in property, plant and equipment.
ii.
Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Canadian dollars at exchange rates at the reporting dates. The revenues and expenses of foreign operations are translated to Canadian dollars at the average monthly exchange rate at the dates of the transactions.
Foreign currency differences are recognized in other comprehensive income. When a foreign operation is disposed of, in whole, the relevant amount in the foreign currency translation account is transferred to earnings as part of the gain or loss on disposal.
When the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, foreign exchange gains and losses arising from such a monetary item are considered to form part of the net investment in a foreign operation, and are recognized in other comprehensive income and presented within equity in the foreign currency translation account.
E.
Cash and cash equivalents
Cash and cash equivalents consists of balances with financial institutions and investments in money market instruments, which have a term to maturity of three months or less at the time of purchase and are measured at amortized cost.
F.
Short-term investments
Short-term investments are comprised of money market instruments with terms to maturity between three and twelve months and are measured at amortized cost.
G.
Inventories
Inventories of broken ore, uranium concentrates, and refined and converted products are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted average method.
Cost includes direct materials, direct labour, operational overhead expenses and depreciation. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.
Consumable supplies and spares are valued at the lower of cost or replacement value.
H.
Property, plant and equipment
i.
Buildings, plant and equipment and other
Items of property, plant and equipment are measured at cost less accumulated depreciation and impairment charges. The cost of self-constructed assets includes the cost of materials and direct labour, borrowing costs and any other costs directly attributable to bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by management, including the initial estimate of the cost of dismantling and removing the items and restoring the site on which they are located.
When components of an item of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment and depreciated separately.
Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized in earnings.
ii.
Mineral properties and mine development costs
The decision to develop a mine property within a project area is based on an assessment of the commercial viability of the property, the availability of financing and the existence of markets for the product. Once the decision to proceed to development is made, development and other expenditures relating to the project area are deferred as part of assets under construction and disclosed as a component of property, plant and equipment with the intention that these will be depreciated by charges against earnings from future mining operations. No depreciation is charged against the property until the production stage commences. After a mine property has been brought into the production stage, costs of any additional work on that property are expensed as incurred, except for large development programs, which will be deferred and depreciated over the remaining life of the related assets.
The production stage is reached when a mine property is in the condition necessary for it to be capable of operating in the manner intended by management. The criteria used to assess the start date of the production stage are determined based on the nature of each mine construction project, including the complexity of a mine site. A range of factors is considered when determining whether the production stage has been reached, which includes, but is not limited to, the demonstration of sustainable production at or near the level intended (such as the demonstration of continuous throughput levels at or above a target percentage of the design capacity).
iii.
Depreciation
Depreciation is calculated over the depreciable amount, which is the cost of the asset less its residual value. Assets which are unrelated to production are depreciated according to the straight-line method based on estimated useful lives as follows:
Land Not depreciated
Buildings 10 - 25 years
Plant and equipment 3 - 15 years
Furniture and fixtures 3 - 10 years
Other 3 - 5 years
Mining properties and certain mining and conversion assets for which the economic benefits from the asset are consumed in a pattern which is linked to the production level are depreciated according to the unit-of-production method. For conversion assets, the amount of depreciation is measured by the portion of the facilities' total estimated lifetime production that is produced in that period. For mining assets and properties, the amount of depreciation or depletion is measured by the portion of the mines' proven and probable mineral reserves recovered during the period.
Depreciation methods, useful lives and residual values are reviewed at each reporting period and are adjusted if appropriate.
iv.
Repairs and maintenance
The cost of replacing a component of property, plant and equipment is capitalized if it is probable that future economic benefits embodied within the component will flow to the Company. The carrying amount of the replaced component is derecognized.
Costs of routine maintenance and repair are charged to products and services sold.
I.
Goodwill and intangible assets
Goodwill arising from the acquisition of subsidiaries is initially recognized at cost, measured as the excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired. Goodwill is subsequently measured at cost, less accumulated impairment losses.
Intangible assets acquired individually or as part of a group of assets are initially recognized at cost and measured subsequently at cost less accumulated amortization and impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. The cost of a group of intangible assets acquired in a transaction, including those acquired in a business combination that meet the specified criteria for recognition apart from goodwill, is allocated to the individual assets acquired based on their relative fair values.
Intangible assets that have finite useful lives are amortized using the units of production method over their estimated remaining useful lives. Amortization methods and useful lives are reviewed at each reporting period and are adjusted if appropriate.
J.
Leases
Cameco recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which is the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any lease incentives received, and subsequently at cost less any accumulated depreciation and impairment losses. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the cost of the right-of-use asset reflects that the Company will exercise a purchase option, in which case the right-of-use asset will be depreciated on the same basis as that of property, plant and equipment.
The lease liability is measured at amortized cost using the effective interest method. It is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, Cameco uses its incremental borrowing rate as the discount rate. Current borrowing rates available for classes of leased assets are compared with the rates of Cameco’s existing debt facilities to ensure that use of the Company’s incremental borrowing rate is reasonable.
The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made.
It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
Cameco uses judgement in determining the lease term for some lease contracts that include renewal options. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which affects the amount of lease liabilities and right-of-use assets recognized.
The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-
term leases that have a lease term of 12 months or less. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.
K.
Finance income and finance costs
Finance income comprises interest income on funds invested. Interest income and interest expense are recognized in earnings as they accrue, using the effective interest method. Finance costs are comprised of interest and fees on borrowings and unwinding of the discount on provisions.
Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are expensed in the period incurred.
L.
Research and development costs
Expenditures on research are charged against earnings when incurred. Development costs are recognized as assets when the
Company can demonstrate technical feasibility and that the asset will generate probable future economic benefits.
M.
Impairment
i.
Non-derivative financial assets
Cameco recognizes loss allowances for expected credit losses (ECLs) on financial assets measured at amortized cost and contract assets. It measures loss allowances at an amount equal to lifetime ECLs, except for debt securities that are determined to have low credit risk at the reporting date and other debt securities, loans advanced and bank balances for which credit risk has not increased significantly since initial recognition. For these, loss allowances are measured equal to 12-month
ECLs.
Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument while 12-
month ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months). The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Company expects to receive. ECLs are discounted at the effective interest rate of the financial asset.
When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company’s historical experience and informed credit assessment and including forward-looking information.
The Company considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations in full, without recourse by Cameco to actions such as realizing security (if any is held).
The Company considers a debt security to have low credit risk when it is at least an A (low) DBRS or A- S&P rating.
Financial assets carried at amortized cost. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental effect on the estimated future cash flows of the financial asset have occurred. Evidence can include significant financial difficulty of the borrower or issuer, a breach of contract, restructuring of an amount due to the Company on terms that the Company would not consider otherwise, indications that a debtor or issuer will enter bankruptcy or other financial reorganization, or the disappearance of an active market for a security.
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
The gross carrying amount of a financial asset is written off when the Company has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.
ii.
Non-financial assets
The carrying amounts of Cameco’s non-financial assets are reviewed throughout the year to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.
For impairment testing, assets are grouped together into CGUs which are the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Fair value is determined as the amount that would be obtained from the sale of the asset or CGU in an arm’s-length transaction between knowledgeable and willing parties. For exploration properties, fair value is based on the implied fair value of the resources in place using comparable market transaction metrics.
An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its recoverable amount. Impairment losses are recognized in earnings. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
Impairment losses recognized in prior periods are assessed throughout the year, whenever events or changes in circumstances indicate that the impairment may have reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. A reversal of an impairment loss is recognized immediately in earnings. An impairment loss in respect of goodwill is not reversed.
N.
Exploration and evaluation expenditures
Exploration and evaluation expenditures are those expenditures incurred by the Company in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. These expenditures include researching and analyzing existing exploration data, conducting geological studies, exploratory drilling and sampling, and compiling prefeasibility and feasibility studies. Exploration and evaluation expenditures are charged against earnings as incurred, except when there is a high degree of confidence in the viability of the project and it is probable that these costs will be recovered through future development and exploitation.
Exploration and evaluation costs that have been acquired in a business combination or asset acquisition are capitalized under the scope of IFRS 6, Exploration for and Evaluation of Mineral Resources, and are reported as part of property, plant and equipment.
O.
Provisions
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the risk-adjusted expected future cash flows at a pre-tax risk-free rate that reflects current market assessments of the time value of money. The unwinding of the discount is recognized as a finance cost.
i.
Environmental restoration
The mining, extraction and processing activities of the Company normally give rise to obligations for site closure and environmental restoration. Closure and restoration can include facility decommissioning and dismantling, removal or treatment of waste materials, as well as site and land restoration. The Company provides for the closure, reclamation and decommissioning of its operating sites in the financial period when the related environmental disturbance occurs, based on the estimated future costs using information available at the reporting date. Costs included in the provision comprise all closure and restoration activity expected to occur gradually over the life of the operation and at the time of closure. Routine operating costs that may impact the ultimate closure and restoration activities, such as waste material handling conducted as a normal part of a mining or production process, are not included in the provision.
The timing of the actual closure and restoration expenditure is dependent upon a number of factors such as the life and nature of the asset, the operating licence conditions and the environment in which the mine operates. Closure and restoration provisions are measured at the expected value of future cash flows, discounted to their present value using a current pre-tax risk-free rate. Significant judgments and estimates are involved in deriving the expectations of future activities and the amount and timing of the associated cash flows.
At the time a provision is initially recognized, to the extent that it is probable that future economic benefits associated with the reclamation, decommissioning and restoration expenditure will flow to the Company, the corresponding cost is capitalized as an asset. The capitalized cost of closure and restoration activities is recognized in property, plant and equipment and depreciated on a unit-of-production basis. The value of the provision is gradually increased over time as the effect of discounting unwinds. The unwinding of the discount is an expense recognized in finance costs.
Closure and rehabilitation provisions are also adjusted for changes in estimates. The provision is reviewed at each reporting date for changes to obligations, legislation or discount rates that effect change in cost estimates or life of operations. The cost of the related asset is adjusted for changes in the provision resulting from changes in estimated cash flows or discount rates, and the adjusted cost of the asset is depreciated prospectively. If a decrease in the liability exceeds the carrying amount of the related asset, the excess is recognized immediately in profit or loss.
ii.
Waste disposal
The refining, conversion and manufacturing processes generate certain uranium-contaminated waste. The Company has established strict procedures to ensure this waste is disposed of safely. A provision for waste disposal costs in respect of these materials is recognized when they are generated. Costs associated with the disposal, the timing of cash flows and discount rates are estimated both at initial recognition and subsequent measurement.
P.
Employee future benefits
i.
Pension obligations
The Company accrues its obligations under employee benefit plans. The Company has both defined benefit and defined contribution plans. A defined contribution plan is a pension plan under which the Company pays fixed contributions into a separate entity. A defined benefit plan is a pension plan other than a defined contribution plan.
The liability recognized in the consolidated statements of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the reporting date less the fair value of plan assets. The defined benefit obligation is calculated annually, by qualified independent actuaries using the projected unit credit method prorated on service and management's best estimate of expected plan investment performance, salary escalation, retirement ages of employees and expected health care costs. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability.
The Company recognizes all actuarial gains and losses arising from defined benefit plans in other comprehensive income, and reports them in retained earnings. When the benefits of a plan are improved, the portion of the increased benefit relating to past service by employees is recognized immediately in earnings.
For defined contribution plans, the contributions are recognized as employee benefit expense in earnings in the periods during which services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.
ii.
Other post-retirement benefit plans
The Company provides certain post-retirement health care benefits to its retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology as used for defined benefit pension plans. Actuarial gains and losses are recognized in other comprehensive income in the period in which they arise. These obligations are valued annually by independent qualified actuaries.
iii.
Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus plans if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be measured reliably.
iv.
Termination benefits
Termination
benefits are payable when employment is terminated by the Company before the normal retirement date, or whenever an employee accepts an entity’s offer of benefits in exchange for termination of employment. Cameco recognizes termination benefits as an expense at the earlier of when the Company can no longer withdraw the offer of those benefits and when the Company recognizes costs for a restructuring. If benefits are payable more than 12 months after the reporting period, they are discounted to their present value.
v.
Share-based compensation
For equity-settled plans, the grant date fair value of share-based compensation awards granted to employees is recognized as an employee benefit expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.
For cash-settled plans, the fair value of the amount payable to employees is recognized as an expense, with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is re-
measured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as employee benefit expense in earnings.
When the terms and conditions of equity-settled plans at the time they were granted are subsequently modified, the fair value of the share-based payment under the original terms and conditions and under the modified terms and conditions are both determined at the date of the modification. Any excess of the modified fair value over the original fair value is recognised over the remaining vesting period in addition to the grant date fair value of the original share-based payment. The share-based payment expense is not adjusted if the modified fair value is less than the original fair value.
Cameco’s contributions under the employee share ownership plan are expensed during the year of contribution. Shares purchased with Company contributions and with dividends paid on such shares become unrestricted on January 1 of the second plan year following the date on which such shares were purchased.
Q.
Revenue recognition
Cameco supplies uranium concentrates, uranium conversion services, fabrication services and other services. Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control, as described below, over a good or service to a customer. Customers do not have the right to return products,
except in limited circumstances.
Cameco’s sales arrangements with its customers are pursuant to enforceable contracts that indicate the nature and timing of satisfaction of performance obligations, including significant payment terms, where payment is usually due in 30 days. Each delivery is considered a separate performance obligation under the contract.
Uranium supply
In a uranium supply arrangement, Cameco is contractually obligated to provide uranium concentrates to its customers.
Cameco-owned uranium may be physically delivered to either the customer or to conversion facilities (Converters).
For deliveries to customers, terms in the sales contract specify the location of delivery. Revenue is recognized when the uranium has been delivered and accepted by the customer at that location.
When uranium is delivered to Converters, the Converter will credit Cameco’s account for the volume of accepted uranium.
Based on delivery terms in the sales contract with its customer, Cameco instructs the Converter to transfer title of a contractually specified quantity of uranium to the customer’s account at the Converter’s facility. At this point, control has been transferred and Cameco recognizes revenue for the uranium supply.
Toll conversion services
In a toll conversion arrangement, Cameco is contractually obligated to convert customer-owned uranium to a chemical state suitable for enrichment. Based on delivery terms in a sales contract with its customer, Cameco either (i) physically delivers converted uranium to enrichment facilities (Enrichers) where it instructs the Enricher to transfer title of a contractually specified quantity of converted uranium to the customer’s account at the Enricher’s facility, or (ii) transfers title of a contractually specified quantity of converted uranium to either an Enricher’s account or the customer’s account at Cameco’s Port Hope conversion facility. At this point, the customer obtains control and Cameco recognizes revenue for the toll conversion services.
Conversion supply
A conversion supply arrangement is a combination of uranium supply and toll conversion services. Cameco is contractually obligated to provide converted uranium to its customers. Based on delivery terms in the sales contract, Cameco either (i)
physically delivers converted uranium to the Enricher where it instructs the Enricher to transfer title of a contractually specified quantity of converted uranium to the customer’s account at the Enricher’s facility, or (ii) transfers title of a contractually specified quantity of converted uranium to either an Enricher’s account or a customer’s account at Cameco’s Port Hope conversion facility. At this point, the customer obtains control and Cameco recognizes revenue for both the uranium supplied and the conversion service provided.
Fabrication services
In a fabrication services arrangement, Cameco is contractually obligated to provide fuel bundles or reactor components to its customers. In a contract for fuel bundles, the bundles are inspected and accepted by the customer at Cameco’s Port Hope fabrication facility or another location based on delivery terms in the sales contract. At this point, the customer obtains control and Cameco recognizes revenue for the fabrication services.
In some contracts for reactor components, the components are made to a customer’s specification and if a contract is terminated by the customer, Cameco is entitled to reimbursement of the costs incurred to date, including a reasonable margin.
Since the customer controls all of the work in progress as the products are being manufactured, revenue and associated costs are recognized over time, before the goods are delivered to the customer’s premises. Revenue is recognized on the basis of units produced as the contracts reflect a per unit basis. Revenue from these contracts represents an insignificant portion of
Cameco’s total revenue. In other contracts where the reactor components are not made to a specific customer’s specification, when the components are delivered to the location specified in the contract, the customer obtains control and Cameco recognizes revenue for the services.
Other services
Uranium concentrates and converted uranium are regulated products and can only be stored at regulated facilities. In a storage arrangement, Cameco is contractually obligated to store uranium products at its facilities on behalf of the customer.
Cameco invoices the customer in accordance with the contract terms and recognizes revenue on a monthly basis.
Cameco also provides customers with transportation of its uranium products. In the contractual arrangements where Cameco is acting as the principal, revenue is recognized as the product is delivered.
R.
Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another.
Trade receivables and debt securities are initially recognized when they are originated. All other financial assets and liabilities are initially recognized when the company becomes a party to the contractual provisions of the instrument. A financial asset
(unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at fair value through profit or loss, transaction costs that are directly attributable to its acquisition or issue.
A trade receivable without a significant financing component is initially measured at the transaction price.
i.
Financial assets
On initial recognition, financial assets are classified as measured at: amortized cost, fair value through other comprehensive income, or fair value through profit or loss based on the Company’s business model for managing its financial assets and their cash flow characteristics. Classifications are not changed subsequent to initial recognition unless the Company changes its business model for managing its financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in business model.
Amortized cost
A financial asset is measured at amortized cost if it is not designated as at fair value through profit or loss, is held within a business model whose objective is to hold assets to collect contractual cash flows and its contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding. Assets in this category are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss, as is any gain or loss on derecognition. The Company’s financial assets measured at amortized cost include cash and cash equivalents, short-term investments and accounts receivable.
Fair value through other comprehensive income (FVOCI)
A debt investment is measured at FVOCI if it is not designated as at fair value through profit or loss, is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and its contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding. These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in other comprehensive income (OCI). On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
On initial recognition of an equity investment that is not held for trading, Cameco may irrevocably elect to present subsequent changes in the investments fair value in OCI. This election is made on an investment-by-investment basis. These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.
Fair value through profit or loss (FVTPL)
All financial assets not classified as measured at amortized cost or FVOCI are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss. The Company’s financial assets measured at FVTPL include foreign currency contracts.
Derecognition of financial assets
Cameco derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which it neither transfers or retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
If the Company enters into a transaction whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets, the transferred assets would not be derecognized.
ii.
Financial liabilities
On initial recognition, financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as FVTPL if it is classified as held-for-trading, is a derivative or is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.
Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss as is any gain or loss on derecognition. The Company’s financial liabilities measured at amortized cost include accounts payable and accrued liabilities, lease obligations and long-
term debt. The Company’s financial liabilities measured at FVTPL include foreign currency contracts and interest rate contracts.
A financial liability is derecognized when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.
iii.
Derivative financial instruments
The Company holds derivative financial instruments to reduce exposure to fluctuations in foreign currency exchange rates and interest rates. Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and certain criteria are met.
Derivative financial instruments are initially measured at fair value in the consolidated statements of financial position, with any directly attributable transaction costs recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes in fair value are recognized in profit or loss.
The purpose of hedging transactions is to modify the Company’s exposure to one or more risks by creating an offset between changes in the fair value of, or the cash flows attributable to, the hedged item and the hedging item. When hedge accounting is appropriate, the hedging relationship is designated as a fair value hedge, a cash flow hedge, or a foreign currency risk hedge related to a net investment in a foreign operation. While Cameco does not have any instruments that have been designated as hedge transactions at December 31, 2025 and 2024, its equity-investee Westinghouse does. These cash flow hedges are recognized in other comprehensive income.
S.
Income tax
Income tax expense is comprised of current and deferred taxes. Current tax and deferred tax are recognized in earnings except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustments to tax payable in respect of previous years. Current tax assets and liabilities are measured at the amount expected to be paid or recovered from the taxation authorities.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable income will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
The Company’s exposure to uncertain tax positions is evaluated and a provision is made where it is probable that this exposure will materialize.
T.
Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a reduction of equity, net of any tax effects.
U.
Earnings per share
The Company presents basic and diluted earnings per share data for its common shares. Earnings per share is calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of common shares outstanding.
Diluted earnings per share is determined by adjusting the net earnings attributable to equity holders of the Company and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares. The calculation of diluted earnings per share assumes that outstanding options which are dilutive to earnings per share are exercised and the proceeds are used to repurchase shares of the Company at the average market price of the shares for the period. The effect is to increase the number of shares used to calculate diluted earnings per share.
V.
Segment reporting
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company’s other segments.
To
be classified as a segment, discrete financial information must be available and operating results must be regularly reviewed by the Company’s executive team. Cameco has three reportable segments, uranium, fuel services and
Westinghouse.
Segment capital expenditure is the total cost incurred during the period to acquire property, plant and equipment, and intangible assets other than goodwill.